The following details the changes in outstanding options for the year ended February 29, 2024: (Details) - $ / shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
IfrsStatementLineItems [Line Items]
Number of warrants	3,074,298
Option outstanding begining balance	9,893,000	6,225,000	4,650
Option outstanding begining balance			$ 70
Expired during the year		(400)	(4,250)
Expired during the year		$ 35	$ 75
Option outstanding begining balance		400
Option outstanding begining balance			$ 35
Issued during the year	4,842,000	6,725,000
Issued during the year	$ 0.51	$ 0.28
Exercised during the year		(500,000)
Exercised during the year		$ 0.02
Option outstanding begining balance	$ 0.30
Issued during the year	(1,099,000)
Issued during the year	$ 0.60
Issued during the year	(75,000)
Issued during the year	$ 0.23
Option outstanding begining balance	$ 0.37
R S U Warrants [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	December 15, 2026
Number of warrants	2,273,898
R S U Warrants 1 [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	December 15, 2027
Warrants [member]
IfrsStatementLineItems [Line Items]
Expiry Date	August 23, 2024
Number of warrants	800,400
Option outstanding begining balance	6,547,477	124,224
Expired during the year	$ 0.56	$ 0.49
Option outstanding begining balance	$ 0.49
Issued during the year	10,480,833	124,224
Exercised during the year	(65,383)	(184,480)
Option outstanding begining balance		$ 0.49
Issued during the year		(124,224)